Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 560,080	$ 273,943
Depletion and depreciation	168,921	133,718
Share based payment expense	6,854	5,459
Other loss (income), net	24,985	(5,130)
Finance items, net	(4,659)	(2,097)
Income tax expense	238,102	120,367
Cash reclamation expenditures	(938)	(6,840)
Change in non-cash working capital	(25,400)	33,599
Operating cash flows before interest and income taxes	967,945	553,019
Interest received	6,941	5,714
Income tax paid	(55,496)	(9,943)
Net cash provided by operating activities	919,390	548,790
Investing activities
Additions to mining interests	(258,010)	(162,673)
Additions to plant and equipment	(198,413)	(112,531)
Additions to other long-term assets	0	(18,386)
Investments in public and private entities	(34,382)	(66,124)
Payments received from sub-leases	251	0
Proceeds on dispositions of assets	1,449	2,480
Transfer from (to) restricted cash, net	22,232	(206)
Net cash used in investing activities	(466,873)	(357,440)
Financing activities
Proceeds from exercise of stock options	2,622	2,709
Interest paid	(922)	(1,496)
Payment of lease obligations	(14,673)	(23,109)
Share repurchases	(42,775)	(30,811)
Payment of dividends	(29,470)	(16,329)
Net cash used in financing activities	(85,218)	(69,036)
Impact of foreign exchange on cash balances	7,680	(21,683)
Change in cash	374,979	100,631
Cash, beginning of year	332,227	231,596
Cash, end of year	$ 707,206	$ 332,227